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TAXABLE BOND & MONEY MARKET FUNDS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

SEMI-ANNUAL REPORT
March 31, 2002


Bond Market Overview
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

We are pleased to present the semi-annual reports for the First
Investors taxable bond and money market funds for the six-month period ended March 31, 2002.

The Economy

The U.S. economy emerged from a brief recession during the reporting period. In the fourth quarter of 2001, the U.S. economy grew at an annualized rate of 1.7%, following a decline of 1.3% for the third quarter. The consumer was largely responsible for the economy's transition from recession to recovery. Low interest rates spurred spending, as zero percent financing stimulated record monthly auto sales, and the lowest mortgage rates in a generation fueled record monthly home sales. Consumers also benefited from a low rate of inflation, as well as increased cash flow due to cash-out mortgage refinancings which allowed homeowners to take advantage of both low interest rates and home price appreciation by tapping into the equity in their homes. In contrast, the manufacturing sector retrenched, as businesses liquidated inventories at a record pace and slashed capital spending.

The economy posted a strong 5.8% growth rate in the first quarter of 2002, the fastest rate in over two years. The robust growth was largely driven by a sharp slowdown in inventory liquidation. Consumer spending remained healthy for the quarter, increasing at a 3.5% annual pace, although the unemployment rate rose to 5.7%. Government spending continued to boost the economy, as defense spending increased during the quarter. As is typical at the beginning of a recovery, the rate of inflation remained low with the consumer price index up only 1.5% on a year-over-year basis.

Over the past six months, the Federal Reserve ("the Fed") continued to take actions to encourage economic growth. During the fourth quarter of 2001, the Fed aggressively lowered the benchmark federal funds ("fed funds") rate in response to the recession. Three rate cuts, totaling
1.25 percentage points, dropped the fed funds rate to 1.75% in December, a 40-year low. In response to the recovering economy, the Fed shifted in March from a bias towards continued easing of the fed funds rate to a "neutral" bias, while leaving the rate unchanged. Despite the shift in bias, the Fed indicated that it was likely to maintain the current low rates through at least mid-year, because of the positive outlook for both the inflation rate and productivity, as well as uncertainty about the strength of the recovery. As the first quarter ended, the economy appeared to be moving from very strong growth to a more moderate level of growth.

The Bond Market

During the review period, short-term interest rates fell, while long-term rates moved significantly higher. In particular, short-term rates fell during the fourth quarter in response to the continued Fed rate cuts, as the three-month Treasury bill yield declined from 2.37% to 1.78%. Long-term rates rose steadily from early November to the end of


Bond Market Overview (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.

the review period, as the benchmark 10-year Treasury bond yield rose from 4.59% to 5.40%, ending the reporting period at its highest level since last summer. The rise in long-term rates reflected the economic recovery, anticipation that the Fed would start to raise rates, concern about potential inflation, and success in the war against terrorism, which reversed the "flight to quality" bid that drove interest rates to extremely low levels following September 11th.

In general, the bond market's returns were mixed during the reporting period. High yield bonds were the best performing sector by a substantial margin, benefiting from the anticipated economic rebound, particularly during the fourth quarter, and relative attractiveness versus alternative investments. Mortgage-backed securities provided positive, although modest, returns. The sector benefited as higher rates decreased prepayment risk, while its high credit quality attracted investors concerned about the accounting and debt problems plaguing the investment grade corporate bond market. Investment grade corporate bonds also provided positive returns for the reporting period, benefiting in the fourth quarter of 2001 from expectations of an economic rebound. Accounting and debt concerns (most notably Enron and Tyco, but even blue chip names like GE) dragged performance down in the first quarter of this year. Treasuries posted the worst performance among bonds for the period, reflecting the rise in long-term interest rates. Money market yields declined in the fourth quarter, as the Fed continued to lower rates, then remained steady during the first quarter of 2002.

Looking Ahead

In the months ahead, the strength of the economic recovery is the key to the bond market's performance. At the end of the first quarter, growth was already slowing as the boost from the slowdown in inventory depletion had begun to fade. The strength of the recovery remains uncertain, particularly due to the weak outlook for corporate capital spending. The Fed will maintain its current accommodative monetary policy until a sustained economic expansion becomes apparent. In turn, interest rates are likely to remain within a limited range until the Fed acts, probably this summer. There is a risk that the market will feel that the Fed is too accommodative, and will push up rates prior to the Fed's action, as occurred during the first quarter of 2002.

Because it is impossible to predict the future direction of the markets, particularly over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging."


It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

April 30, 2002

* There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock mutual funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.


Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--45.7%
    $5,000M   Anheuser-Busch Companies, Inc., 4/17/02                                 1.78%     $4,996,041        $246
     5,000M   Bank of New York, 8/20/02                                               2.13       4,958,263         245
       675M   Bank One Corp., 8/1/02                                                  2.16         684,492          34
     1,000M   Coca-Cola Co., 4/26/02                                                  1.74         998,789          49
     2,500M   Colgate-Palmolive Co., 4/18/02                                          1.78       2,497,897         123
       500M   DuPont (E.I.) de Nemours & Co., 9/1/02                                  2.05         509,062          25
     5,000M   General Electric Capital Corp., 4/11/02                                 1.80       4,997,497         247
     2,100M   Illinois Tool Works, Inc., 4/16/02                                      1.78       2,098,442         104
     4,000M   Illinois Tool Works, Inc., 4/23/02                                      1.78       3,995,648         197
     4,100M   Kimberly Clark Corp., 4/25/02                                           1.77       4,095,147         202
     5,000M   McDonald's Corp., 4/15/02                                               1.78       4,996,537         246
     5,500M   McGraw-Hill Companies, Inc., 4/8/02                                     1.79       5,498,076         271
     3,700M   Merck & Co., Inc., 4/5/02                                               1.77       3,699,272         182
     4,800M   Merrill Lynch & Co., Inc., 4/4/02                                       2.47       4,801,837         237
     3,600M   Minnesota Mining &
                Manufacturing Co., 4/2/02                                             1.74       3,599,826         178
     2,000M   Minnesota Mining &
                Manufacturing Co., 4/23/02                                            1.77       1,997,836          99
     5,300M   New York Times Co., Inc., 5/14/02                                       1.82       5,288,463         261
     4,300M   Paccar Financial Corp., 5/10/02                                         1.77       4,291,735         212
     5,500M   Pfizer, Inc., 4/3/02                                                    1.76       5,499,461         271
     5,000M   Pitney Bowes, Inc., 4/8/02                                              1.77       4,998,277         246
     3,500M   Prudential Funding Corp., 4/11/02                                       1.77       3,498,277         173
     2,000M   Regions Bank, 4/22/02                                                   1.79       1,997,908          98
       750M   Regions Bank, 5/22/02                                                   1.82         748,064          37
     2,500M   Regions Bank, 6/6/02                                                    1.82       2,491,636         123
     4,500M   Schering-Plough Corp., 5/6/02                                           1.77       4,492,247         221
     4,000M   Verizon Network Funding Co., 4/25/02                                    1.77       3,995,271         197
     1,000M   Wal-Mart Stores, Inc., 5/15/02                                          2.73       1,004,796          50
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $92,730,797)                                               92,730,797       4,574
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--24.1%
              Federal Home Loan Bank:
     2,795M     4/25/02                                                               3.37       2,798,330         138
     1,850M     7/18/02                                                               3.46       1,868,467          92
       530M     9/5/02                                                                2.20         540,009          27
     1,000M     10/10/02                                                              2.15       1,019,358          50
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Federal Home Loan Bank (continued):
    $5,000M     10/29/02                                                              2.54%     $4,999,279        $247
     2,400M     11/21/02                                                              2.26       2,400,000         118
     2,000M     12/5/02                                                               2.45       1,994,653          98
     2,400M     12/27/02                                                              2.38       2,400,000         118
     3,800M     1/30/03                                                               2.61       3,716,224         183
     1,000M     2/21/03                                                               2.34       1,000,000          49
     2,800M     2/28/03                                                               2.38       2,864,620         141
     1,400M     2/28/03                                                               2.60       1,429,340          71
     2,700M     3/26/03                                                               2.45       2,700,000         133
              Federal Home Loan Mortgage Corporation:
     5,000M     4/2/02                                                                1.77       4,999,754         247
       575M     3/24/03                                                               2.35         596,308          29
              Federal National Mortgage Association:
     2,301M     4/15/02                                                               3.72       2,303,491         114
       700M     10/10/02                                                              2.32         712,921          35
     1,000M     10/21/02                                                              2.10       1,022,262          51
     1,000M     11/12/02                                                              2.42       1,027,855          51
       930M     11/15/02                                                              2.15         953,366          47
     3,021M     3/15/03                                                               2.75       2,942,191         145
              Student Loan Marketing Association:
     1,000M     1/24/03                                                               2.56         999,973          49
     3,600M     2/28/03                                                               2.43       3,600,000         178
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $48,888,401)                                                                              48,888,401       2,411
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--19.3%
              U.S. Treasury Bills:
     4,500M     4/4/02                                                                1.54       4,499,421         222
     4,700M     4/11/02                                                               1.65       4,697,700         232
    10,000M     4/18/02                                                               1.71       9,991,913         493
     5,000M     5/2/02                                                                1.74       4,992,520         246
     5,000M     5/9/02                                                                1.72       4,990,937         246
     4,900M     5/16/02                                                               1.73       4,889,555         241
     5,000M     5/30/02                                                               1.75       4,985,587         246
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $39,047,633)                                   39,047,633       1,926
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2002
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--9.4%
              Federal National Mortgage Association:
    $2,000M     5/13/02                                                               1.69%     $1,999,881         $99
     5,200M     7/24/02                                                               2.15       5,200,257         257
     7,750M     9/16/02                                                               1.66       7,748,565         382
     3,000M   Student Loan Marketing Association,
                7/18/02                                                               1.91       3,000,000         148
     1,100M   U.S. Bancorp, 6/7/02                                                    2.03       1,100,319          54
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $19,049,022)                                           19,049,022         940
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $199,715,853)+                                       98.5%    199,715,853       9,851
Other Assets, Less Liabilities                                                         1.5       3,014,707         149
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $202,730,560     $10,000
======================================================================================================================

* The interest rates shown for the corporate notes, U.S. Government agency obligations and U.S. Government obligations are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically and are the rates in effect at March 31, 2002.

+ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--93.6%
              Federal National Mortgage Association--2.9%
    $4,202M     8%, 9/1/2027                                                                    $4,451,434        $291
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I
              Program--68.8%
     5,468M     6%, 8/15/2031-12/15/2031                                                         5,316,466         348
    43,733M     6.5%, 3/15/2028-12/15/2031                                                      43,692,312       2,856
    24,434M     7%, 7/15/2027-12/15/2030                                                        24,977,411       1,633
    15,886M     7.5%, 7/15/2023-1/15/2030                                                       16,622,770       1,087
     7,575M     8%, 4/15/2030-6/15/2030                                                          7,970,554         521
     6,230M     8.5%, 11/15/2030-10/15/2031                                                      6,645,561         434
----------------------------------------------------------------------------------------------------------------------
                                                                                               105,225,074       6,879
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association II
              Program--21.9%
     5,272M     6.5%, 10/20/2028-1/20/2029                                                       5,247,923         343
    20,500M     7%, 6/20/2023-10/20/2029                                                        20,935,821       1,368
     6,939M     7.5%, 12/20/2022-10/20/2023                                                      7,276,999         476
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,460,743       2,187
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $141,342,480)                                143,137,251       9,357
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.3%
     5,500M   General Electric Capital Corp., 1.85%, 4/3/02                                      5,498,586         359
     2,000M   Illinois Tool Works, Inc., 1.78%, 4/23/02                                          1,997,528         131
       635M   New York Times Co., Inc., 1.78%, 4/1/02                                              634,906          42
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $8,131,020)                                      8,131,020         532
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $149,473,500)                                        98.9%    151,268,271       9,889
Other Assets, Less Liabilities                                                         1.1       1,698,195         111
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $152,966,466     $10,000
======================================================================================================================

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                   $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--89.3%
              Aerospace/Defense--1.5%
      $700M   Honeywell International, Inc., 6.875%, 2005                                         $728,116         $75
       700M   Precision Castparts Corp., 8.75%, 2005                                               747,642          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,475,758         152
----------------------------------------------------------------------------------------------------------------------
              Automotive--5.1%
     1,050M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        1,099,387         113
       750M   Ford Motor Co., 8.9%, 2032                                                           798,024          82
       800M   Goodyear Tire & Rubber Co., 8.5%, 2007                                               808,230          83
       500M   Lear Corp., 7.96%, 2005                                                              516,241          53
       300M   Lear Corp., 8.11%, 2009                                                              307,996          32
       730M   Navistar International Corp., 8%, 2008                                               723,613          75
       700M   Visteon Corp., 8.25%, 2010                                                           713,274          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,966,765         512
----------------------------------------------------------------------------------------------------------------------
              Chemicals--1.5%
       750M   Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                                        808,283          83
       700M   Lubrizol Corp., 7.25%, 2025                                                          650,338          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,458,621         150
----------------------------------------------------------------------------------------------------------------------
              Communication Services--.1%
       725M   MetroNet Communications Corp., 0%-9.95%, 2008                                        119,615          12
----------------------------------------------------------------------------------------------------------------------
              Energy--6.8%
       875M   Ashland Oil, Inc., 8.8%, 2012                                                        954,888          98
       700M   Baroid Corp., 8%, 2003                                                               693,183          72
       500M   Mobil Corp., 8.625%, 2021                                                            611,615          63
       750M   Phillips Petroleum Co., 7.2%, 2023                                                   708,893          73
       833M   Repsol International Finance, 7.45%, 2005                                            841,467          87
       975M   Sun Co, Inc., 9.375%, 2016                                                         1,060,839         109
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    886,938          91
       400M   Veritas DGC, Inc., 9.75%, 2003                                                       407,000          42
       400M   Veritas DGC, Inc., Series "C", 9.75%, 2003                                           407,000          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,571,823         677
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial--3.1%
      $400M   Ford Motor Credit Co., 9.03%, 2009                                                  $420,322         $44
       700M   General Electric Capital Corp., 7.875%, 2006                                         769,021          79
       700M   General Electric Capital Corp., 8.5%, 2008                                           787,199          81
     1,000M   General Motors Acceptance Corp., 7.75%, 2010                                       1,028,298         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,004,840         310
----------------------------------------------------------------------------------------------------------------------
              Financial Services--13.3%
       775M   Aetna, Inc., 7.875%, 2011                                                            764,818          79
     1,067M   Bank of America Corp., 7.8%, 2010                                                  1,154,248         119
       750M   Bank One Corp., 7.6%, 2007                                                           803,160          83
       700M   Bank One Corp., 7.875%, 2010                                                         760,390          78
       200M   BB&T Corp., 6.375%, 2005                                                             203,851          21
       500M   BB&T Corp., 6.5%, 2011                                                               500,911          52
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  749,587          77
       500M   CIT Group Holdings, 7.75%, 2012                                                      502,355          52
       800M   Citicorp, 8%, 2003                                                                   832,426          86
       800M   First Union Corp., 7.7%, 2005                                                        853,875          88
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                  992,962         102
       775M   Huntington National Bank, 8%, 2010                                                   809,522          83
       795M   Manufacturers & Traders Trust Co., 8%, 2010                                          861,557          89
       900M   Old National Bank, 6.75%, 2011                                                       847,693          87
       750M   Republic NY Corp., 7.75%, 2009                                                       802,887          83
     1,375M   Washington Mutual, Inc., 8.25%, 2010                                               1,490,694         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,930,936       1,332
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.4%
       750M   Anheuser-Busch Companies, Inc., 7%, 2005                                             763,865          79
       750M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                            786,570          81
       700M   Hershey Foods Corp., 6.7%, 2005                                                      738,358          76
     1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                               1,027,872         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,316,665         342
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--4.3%
     1,850M   Delhaize America, Inc., 8.125%, 2011                                               1,962,691         202
     1,000M   Kroger Co., 7%, 2018                                                                 979,497         101
       650M   Safeway, Inc., 7.25%, 2004                                                           685,966          71
       450M   Safeway, Inc., 9.3%, 2007                                                            510,802          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,138,956         426
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--1.3%
      $700M   International Paper Co., 8.125%, 2005                                               $746,077         $77
       500M   Weyerhaeuser Co., 5.95%, 2008 +                                                      481,670          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,227,747         126
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.8%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         783,669          81
----------------------------------------------------------------------------------------------------------------------
              Health Care--.7%
       775M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            706,390          73
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.2%
     1,300M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,296,619         134
       800M   United Technologies Corp., 7.125%, 2010                                              844,774          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,141,393         221
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--3.5%
     1,100M   Comcast Cable Communications, Inc., 8.375%, 2007                                   1,184,494         122
     1,480M   Cox Enterprises, Inc., 8%, 2007 +                                                  1,537,238         158
       700M   PanAmSat Corp., 6.375%, 2008                                                         657,380          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,379,112         348
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--5.2%
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     476,921          49
       700M   New York Times Co., Inc., 7.625%, 2005                                               750,471          78
     1,200M   News America Holdings, Inc., 8.5%, 2005                                            1,281,124         132
     1,000M   Time Warner, Inc., 6.875%, 2018                                                      942,543          97
       775M   Viacom, Inc., 7.75%, 2005                                                            825,291          85
       700M   Walt Disney Co., 7.3%, 2005                                                          727,493          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,003,843         516
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.7%
       850M   Hanson PLC, 7.875%, 2010                                                             903,658          93
       700M   Thiokol Corp., 6.625%, 2008                                                          705,100          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,608,758         166
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Real Estate--5.9%
    $1,400M   AvalonBay Communities, Inc., 7.5%, 2010                                           $1,453,974        $150
     1,705M   EOP Operating LP, 8.1%, 2010                                                       1,818,323         187
     1,300M   Mack-Cali Realty LP, 7.75%, 2011                                                   1,343,739         139
     1,150M   Simon Property Group, Inc., 7.875%, 2016 +                                         1,148,885         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,764,921         594
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--4.8%
     1,250M   Federated Department Stores, Inc., 7.45%, 2017                                     1,254,616         129
       800M   RadioShack Corp., 7.375%, 2011                                                       803,105          83
     1,250M   Target Corp., 7.5%, 2010                                                           1,354,286         140
       700M   Wal-Mart Stores, Inc., 8%, 2006                                                      771,921          79
       400M   Wal-Mart Stores, Inc., 8.5%, 2024                                                    425,700          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,609,628         475
----------------------------------------------------------------------------------------------------------------------
              Services--1.6%
       750M   Allied Waste NA, Inc., 8.875%, 2008                                                  770,625          79
       750M   ERAC USA Finance Enterprise Co., 9.125%, 2004 +                                      808,851          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,579,476         163
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--7.0%
     1,050M   Deutsche Telekom AG, 8%, 2010                                                      1,095,890         113
       725M   Global Crossing Holding, Ltd., 9.125%, 2006 ++                                        19,031           2
     1,400M   GTE Corp., 7.9%, 2027                                                              1,417,492         146
       600M   Pacific Bell Telephone Co., 7%, 2004                                                 632,071          65
       950M   Qwest Capital Funding, Inc., 7.9%, 2010                                              803,643          83
       725M   Sprint Capital Corp., 6.375%, 2009                                                   651,339          67
       500M   Verizon Global Funding Corp., 6.75%, 2005                                            519,718          54
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   803,129          83
       975M   WorldCom, Inc., 8.25%, 2010                                                          867,622          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,809,935         702
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.5%
       885M   American Airlines, 7.377%, 2019                                                      851,307          88
       725M   Burlington Northern Santa Fe Corp., 7.875%, 2007                                     782,015          81
       700M   Burlington Northern Santa Fe Corp., 7.125%, 2010                                     722,847          75
       810M   Canadian National Railway Co., 6.45%, 2006                                           825,268          85
       938M   Continental Airlines, Inc., 8.388%, 2020                                             906,512          93
       700M   Norfolk Southern Corp., 7.35%, 2007                                                  740,199          76
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
      $683M   NWA Trust, 10.23%, 2012                                                             $684,159         $71
       750M   Southwest Airlines, 6.126%, 2006                                                     740,744          76
     1,259M   U.S. Air, Inc., 7.89%, 2019                                                        1,287,091         133
       400M   U.S. Air, Inc., 8.02%, 2019                                                          410,694          42
       300M   Union Pacific Railroad, 7.28%, 2011                                                  305,347          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,256,183         851
----------------------------------------------------------------------------------------------------------------------
              Utilities--7.0%
       700M   Columbia Energy Group, 6.8%, 2005                                                    683,334          70
       735M   Consumers Energy Co., 6.375%, 2008                                                   699,308          72
     1,000M   DPL, Inc., 6.875%, 2011                                                              949,564          98
       900M   El Paso Corp., 7.375%, 2012                                                          878,468          91
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          573,566          59
       600M   Nisource Finance Corp, 7.875%, 2010                                                  576,146          59
       725M   Northwestern Public Service Co., 7.1%, 2005                                          758,646          78
       750M   PP&L Capital Funding, Inc., 8.375%, 2007                                             797,539          82
       775M   PSI Energy, Inc., 8.85%, 2022                                                        878,737          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,795,308         700
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $87,627,484)                                               86,650,342       8,929
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.8%
       800M   Virginia State Housing Development Authority,
                6.51%, 2019 (cost $694,154)                                                        753,000          78
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--3.3%
     1,000M   U.S. Treasury Notes, 7.875%, 2004                                                  1,092,930         113
     2,000M   U.S. Treasury Notes, 6.625%, 2007                                                  2,147,032         221
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $3,062,285)                                     3,239,962         334
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.0%
    $3,500M   ChevronTexaco Corp., 1.79%, 4/5/02                                                $3,498,781        $361
     1,350M   Illinois Tool Works, Inc., 1.79%, 4/9/02                                           1,349,262         139
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,848,043)                                      4,848,043         500
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $96,231,966)                                         98.4%     95,491,347       9,841
Other Assets, Less Liabilities                                                         1.6       1,547,395         159
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $97,038,742     $10,000
======================================================================================================================

 + See Note 4

++ In default as to principal and/or interest payment

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--83.8%
              Aerospace/Defense--2.4%
    $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                             $3,691,500         $80
     3,000M   DeCrane Aircraft Holdings, Inc., 12%, 2008                                         2,775,000          60
     1,600M   L-3 Communications Corp., 10.375%, 2007                                            1,700,000          37
     3,000M   L-3 Communications Corp., 8%, 2008                                                 3,075,000          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,241,500         243
----------------------------------------------------------------------------------------------------------------------
              Automotive--3.3%
     6,725M   Accuride Corp., 9.25%, 2008                                                        5,111,000         110
     4,075M   Cambridge Industries, Inc., 10.25%, 2007 ++                                          236,934           5
     4,800M   Collins & Aikman Products Co., 11.5%, 2006                                         4,464,000          97
     3,450M   Dana Corp., 9%, 2011                                                               3,432,750          74
     1,000M   Delco Remy International, Inc., 11%, 2009                                            925,000          20
     2,500M   Special Devices, Inc., 11.375%, 2008                                               1,262,500          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,432,184         333
----------------------------------------------------------------------------------------------------------------------
              Chemicals--6.1%
     5,350M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                 3,878,750          84
     7,500M   Lyondell Chemical Co., 10.875%, 2009                                               7,368,750         159
     3,875M   Millennium America, Inc., 9.25%, 2008                                              4,010,625          86
     3,250M   Noveon, Inc., 11%, 2011                                                            3,461,250          75
     6,900M   Terra Industries, Inc., 10.5%, 2005                                                5,830,500         126
     4,500M   Texas Petrochemicals Corp., 11.125%, 2006                                          3,847,500          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,397,375         613
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.5%
     3,420M   AKI, Inc., 10.5%, 2008                                                             3,266,100          70
     1,707M   Chattem, Inc., 8.875%, 2008                                                        1,715,535          37
     2,500M   GFSI, Inc., 9.625%, 2007                                                           2,115,625          46
     4,135M   Hines Horticulture, Inc., 12.75%, 2005                                             4,197,025          91
     1,400M   Leiner Health Products, Inc., 9.625%, 2007 ++                                        241,500           5
     4,300M   Playtex Products, Inc., 9.375%, 2011                                               4,590,250          99
     2,250M   Worldtex, Inc., 9.625%, 2007 ++                                                      236,250           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,362,285         353
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--6.4%
    $7,000M   Bluewater Finance, Ltd., 10.25%, 2012 +                                           $7,315,000        $158
     3,000M   Compagnie Generale de Geophysique,
                10.625%, 2007 +                                                                  3,120,000          67
     2,575M   Dresser, Inc., 9.375%, 2011                                                        2,665,125          58
     4,200M   Giant Industries, Inc., 9.75%, 2003                                                4,200,000          91
     3,730M   Giant Industries, Inc., 9%, 2007                                                   3,580,800          77
     3,000M   Tesoro Petroleum Corp., 9%, 2008                                                   3,000,000          65
     1,750M   Tesoro Petroleum Corp., 9.625%, 2008                                               1,785,000          38
     4,000M   Vintage Petroleum, Inc., 9%, 2005                                                  3,980,000          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,645,925         640
----------------------------------------------------------------------------------------------------------------------
              Food Service--1.2%
     5,000M   Domino's, Inc., 10.375%, 2009                                                      5,375,000         116
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.0%
     5,000M   Canandaigua Brands, Inc., 8.5%, 2009                                               5,225,000         113
     4,000M   Land O' Lakes, Inc., 8.75%, 2011 +                                                 4,000,000          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,225,000         199
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.2%
     5,500M   Di Giorgio Corp., 10%, 2007                                                        5,500,000         119
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--8.3%
     8,550M   AEP Industries, Inc., 9.875%, 2007                                                 8,678,250         187
     5,950M   Packaging Corp. of America, 9.625%, 2009                                           6,500,375         140
     4,000M   Potlatch Corp., 10%, 2011                                                          4,350,000          94
     3,250M   Radnor Holdings Corp., 10%, 2003                                                   2,713,750          59
     7,500M   Riverwood International Corp., 10.25%, 2006                                        7,800,000         168
     4,300M   Stone Container Corp., 9.75%, 2011                                                 4,665,500         101
     3,625M   Tekni-Plex, Inc., 12.75%, 2010                                                     3,797,188          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,505,063         831
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--3.5%
     4,550M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           4,572,750          99
     4,000M   KSL Recreation Group, Inc., 10.25%, 2007                                           3,895,000          84
     2,445M   Outboard Marine Corp., 10.75%, 2008 ++                                                 3,056          --
     3,500M   Park Place Entertainment Corp., 9.375%, 2007                                       3,718,750          80
     4,000M   Prime Hospitality Corp., 9.25%, 2006                                               4,143,320          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,332,876         352
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.2%
    $5,250M   ALARIS Medical Systems, Inc., 9.75%, 2006                                         $5,118,750        $110
     4,750M   CONMED Corp., 9%, 2008                                                             4,874,688         105
     5,200M   Fisher Scientific International, Inc., 9%, 2008                                    5,382,000         116
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2005 ++                                        230,045           5
     5,750M   Integrated Health Services, Inc., 10.25%, 2006 ++                                    143,750           3
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    2,940,000          64
       500M   Rotech Healthcare, Inc., 9.5%, 2012 +                                                518,750          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,207,983         414
----------------------------------------------------------------------------------------------------------------------
              Housing--1.6%
     2,500M   American Architectural Products Corp.,
                11.75%, 2007 ++                                                                    390,625           8
     2,150M   Integrated Electrical Services, Inc., 9.375%, 2009                                 1,988,750          43
     4,000M   Nortek, Inc., 9.125%, 2007                                                         4,140,000          89
       750M   Nortek, Inc., 9.875%, 2011                                                           778,125          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,297,500         157
----------------------------------------------------------------------------------------------------------------------
              Information Technology--1.1%
     3,100M   ChipPac International, Ltd., 12.75%, 2009                                          3,286,000          71
     3,000M   Exodus Communications, Inc., 10.75%, 2009 ++                                         630,000          13
     1,000M   Iron Mountain, Inc., 8.625%, 2013                                                  1,055,000          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,971,000         107
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.2%
     2,600M   Finova Group, Inc., 7.5%, 2009                                                       916,500          20
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.9%
     1,500M   Columbus McKinnon Corp., 8.5%, 2008                                                1,462,500          32
     2,500M   Day International Group, Inc., 11.125%, 2005                                       2,506,250          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,968,750          86
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--1.6%
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011 +                                   3,097,500          67
     4,300M   Young Broadcasting Corp., 10%, 2011                                                4,493,500          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,591,000         164
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--13.3%
    $2,275M   Adelphia Communications Corp., 10.25%, 2011                                       $2,070,250         $45
     2,000M   Century Communications Corp., 9.5%, 2005                                           1,930,000          42
              Charter Communications Holdings, LLC:
     5,000M     8.625%, 2009                                                                     4,550,000          98
     1,000M     10%, 2009                                                                          965,000          21
     2,000M     10.75%, 2009                                                                     2,000,000          43
     2,000M     10.25%, 2010                                                                     1,960,000          42
     4,750M   Diamond Cable Communications PLC,
                11.75%, 2005 ++                                                                  1,543,750          33
     7,650M   Diva Systems Corp., 0%-12.625%, 2008 ++                                            1,224,000          26
    15,200M   Echostar DBS, 9.375%, 2009                                                        15,884,000         343
     5,000M   LIN Holdings Corp., 0%-10%, 2008                                                   4,356,250          94
              Mediacom LLC/Mediacom Capital Corp.:
     6,500M     8.5%, 2008                                                                       6,695,000         145
     4,000M     7.875%, 2011                                                                     3,940,000          85
     2,000M   NTL, Inc., 11.5%, 2008 ++                                                            710,000          15
     4,300M   Quebecor Media, Inc., 11.125%, 2011                                                4,687,000         101
     2,700M   Rogers Communications, Inc., 8.875%, 2007                                          2,730,375          59
     5,850M   Star Choice Communications, Inc., 13%, 2005                                        6,201,000         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                61,446,625       1,326
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--4.3%
     3,890M   Carmike Cinemas, Inc., 10.375%, 2009                                               3,559,350          77
     4,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        3,930,000          85
     3,250M   Mail-Well I Corp., 8.75%, 2008                                                     3,022,500          65
     2,000M   Mail-Well, Inc., 5%, 2002                                                          1,987,500          43
     8,500M   MDC Communications Corp., 10.5%, 2006                                              7,607,500         164
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,106,850         434
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.8%
     2,528M   Commonwealth Aluminum Corp., 10.75%, 2006                                          2,540,640          55
     4,150M   Euramax International PLC, 11.25%, 2006                                            4,056,625          87
     3,000M   Murrin Murrin Holdings Property, Ltd., 9.375%, 2007 ++                               585,000          13
     2,000M   Renco Metals, Inc., 11.5%, 2003 ++                                                   210,000           4
     1,000M   Wolverine Tube, Inc., 10.5%, 2009 +                                                1,007,500          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,399,765         181
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--1.8%
    $4,000M   Big 5 Corp., 10.875%, 2007                                                        $4,025,000         $87
     4,000M   Michaels Stores, Inc., 9.25%, 2009                                                 4,285,000          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,310,000         179
----------------------------------------------------------------------------------------------------------------------
              Services--4.0%
    10,000M   Allied Waste NA, Inc., 10%, 2009                                                  10,175,000         220
     4,300M   Encompass Services Corp., 10.5%, 2009                                              2,386,500          51
     5,825M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      5,795,875         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,357,375         396
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--7.1%
     4,000M   Adelphia Business Solutions, Inc., 13%, 2003 ++                                      110,000           2
     6,050M   E. Spire Communications, Inc., 13%, 2005 ++                                          635,250          14
     5,000M   Global Crossing Holding, Ltd., 9.5%, 2009 ++                                         131,250           3
     3,500M   GT Group Telecom, Inc., 0%-13.25%, 2010                                              210,000           5
     2,400M   ICG Services, Inc., 0%-10%, 2008 ++                                                  132,000           3
     5,000M   Intermedia Communications, Inc., 8.5%, 2008                                        4,325,000          93
     8,000M   Level 3 Communications, Inc., 9.125%, 2008                                         3,520,000          76
     3,000M   Level 3 Communications, Inc., 0%-12.875%, 2010                                       615,000          13
     2,500M   McCaw International, Ltd., 0%-13%, 2007 ++                                           137,500           3
     2,250M   Netia Holdings BV, 11.25%, 2007 ++                                                   371,250           8
     5,500M   Nextel Communications, Inc., 0%-9.95%, 2008                                        3,286,250          71
     6,350M   Pac-West Telecommunications, Inc., 13.5%, 2009                                     2,476,500          53
     9,000M   RCN Corp., 0%-11.125%, 2007                                                        1,890,000          41
       300M   RCN Corp., 0%-11%, 2008                                                               55,500           1
     4,500M   Tritel PCS, Inc., 0%-12.75%, 2009                                                  3,982,500          86
     8,000M   Triton Communications, LLC, 0%-11%, 2008                                           7,020,000         151
     1,700M   Triton Communications, LLC, 8.75%, 2011                                            1,589,500          34
     5,500M   Viatel, Inc., 0%-12.5%, 2008 ++                                                       41,250           1
              Williams Communications Group, Inc.:
     4,500M     10.875%, 2009 ++                                                                   697,500          15
     4,000M     11.875%, 2010 ++                                                                   580,000          13
     4,000M   Worldwide Fiber, Inc., 12%, 2009 ++                                                   20,000          --
     7,000M   XO Communications, Inc., 12.5%, 2006 ++                                              910,000          20
     2,750M   XO Communications, Inc., 0%-9.45%, 2008 ++                                           302,500           7
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,038,750         713
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
 Principal                                                                                                    Invested
    Amount                                                                                                    For Each
        or                                                                                                  $10,000 of
    Shares      Security                                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.3%
    $4,000M   AES Drax Energy, Ltd., 11.5%, 2010                                                $1,780,000         $38
     4,950M   Cathay International, Ltd., 13.5%, 2008 +                                          4,170,375          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,950,375         128
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--2.7%
     5,000M   Crown Castle International Corp., 9.375%, 2011                                     4,237,500          91
     5,476M   Loral Cyberstar, Inc., 10%, 2006                                                   4,134,380          89
     4,000M   Powertel, Inc., 11.125%, 2007                                                      4,300,000          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,671,880         273
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $498,667,098)                                             388,251,561       8,377
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.5%
              Automotive--.0%
    37,387  * Safelite Glass Corp. - Class "B" +                                                       374          --
     2,523  * Safelite Realty Corp.                                                                     25          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                       399          --
----------------------------------------------------------------------------------------------------------------------
              Health Care--.0%
     7,656  * Genesis Health Ventures, Inc.                                                        139,339           3
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--.5%
    75,577  * Echostar Communications Corp. - Class "A"                                          2,140,341          46
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     4,090  * Viatel, Inc.                                                                              33          --
    18,224  * World Access, Inc.                                                                        18          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                        51          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,545,265)                                                   2,280,130          49
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--5.0%
              Financial--.2%
    40,800    Astoria Financial Corp., 12%, 2013, Series "B"                                     1,173,000          25
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--3.8%
   170,793    CSC Holdings, Inc., 11.125%, 2008, Series "M"                                     17,548,997         379
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Shares or                                                                                                  $10,000 of
  Warrants      Security                                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.0%
    34,733    Global Crossing Holding, Ltd., 10.5%, 2008, PIK                                         $347         $--
     5,524    Intermedia Communications, Inc., 13.5%, 2009,
                Series "B", PIK                                                                  4,515,461          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,515,808          97
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $27,838,892)                                              23,237,805         501
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) +                                      30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
    91,625  * Safelite Glass Corp. - Class "A" (expiring 9/29/07) +                                     916          --
    61,084  * Safelite Glass Corp. - Class "B" (expiring 9/29/06) +                                     611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,527          --
----------------------------------------------------------------------------------------------------------------------
              Health Care--.0%
    12,852  * Genesis Health Ventures, Inc. (expiring 10/1/02)                                      27,246           1
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--.0%
    22,950  * Diva Systems Corp. (expiring 3/1/08) +                                                   230          --
   135,486  * Star Choice Communications, Inc. (expiring 12/15/05) +                               355,651           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                   355,881           8
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
    11,500  * E. Spire Communications, Inc. (expiring 11/1/05) +                                        --          --
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) +                                             8,750          --
    54,020  * Loral Cyberstar, Inc. (expiring 12/26/06)                                             41,595           1
     3,400  * McCaw International, Ltd. (expiring 4/15/07) +                                            34          --
     5,600  * Powertel, Inc. (expiring 2/1/06)                                                     196,000           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                   246,379           5
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,070,469)                                                          631,063          14
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Units or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              UNITS--.6%
              Metals/Mining
     2,500    Russel Metals, Inc., ** (cost $2,500,000)                                         $2,625,000         $56
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.5%
    $5,500M   U.S. Treasury Notes, 7.25%, 2004                                                   5,909,068         128
     5,000M   U.S. Treasury Notes, 7%, 2006                                                      5,424,025         117
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $10,751,934)                                   11,333,093         245
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.2%
     8,350M   ChevronTexaco Corp., 1.79%, 4/5/02                                                 8,347,093         180
    11,000M   General Electric Capital Corp., 1.85%, 4/3/02                                     10,997,173         237
     4,675M   Illinois Tool Works, Inc., 1.78%, 4/23/02                                          4,669,221         101
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $24,013,487)                                    24,013,487         518
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $570,387,145)                                        97.6%    452,372,139       9,760
Other Assets, Less Liabilities                                                         2.4      11,106,192         240
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $463,478,331     $10,000
======================================================================================================================

 + See Note 4

++ In default as to principal and/or interest payment

 * Non-income producing

** Each unit consists of one Russel Metals, Inc. $600 principal amount guaranteed senior note 10%, due 2009 and one Russel Metals, Inc. USA LLC
   $400 principal amount guaranteed senior note 10%, due 2009.

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2002
-----------------------------------------------------------------------------------------------
                                           CASH                      INVESTMENT
                                     MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $199,715,853    $149,473,500    $ 96,231,966    $570,387,145
                                   ============    ============    ============    ============
At value (Note 1A)                 $199,715,853    $151,268,271    $ 95,491,347    $452,372,139
Cash                                  2,659,570         768,507         400,031         288,084
Receivables:
Interest and dividends                  672,169         740,451       1,714,819      11,512,734
Shares sold                                  --         524,787         364,285         569,109
Other assets                             24,200          27,482              64         232,843
                                   ------------    ------------    ------------    ------------
Total Assets                        203,071,792     153,329,498      97,970,546     464,974,909
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Shares redeemed                         128,644         224,915         207,987         568,603
Dividends payable                        11,252          28,495          27,835         532,305
Investment securities
purchased                                    --              --         628,102              --
Accrued advisory fees                    87,597          70,073          43,949         260,140
Accrued expenses                        113,739          39,549          23,931         135,530
                                   ------------    ------------    ------------    ------------
Total Liabilities                       341,232         363,032         931,804       1,496,578
                                   ------------    ------------    ------------    ------------
Net Assets                         $202,730,560    $152,966,466    $ 97,038,742    $463,478,331
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $202,730,560    $173,186,080    $ 99,838,535    $650,667,978
Undistributed net investment
income (loss)                                --          58,197        (155,785)        716,604
Accumulated net realized loss
on investments                               --     (22,072,582)     (1,903,389)    (69,891,245)
Net unrealized appreciation
(depreciation) in value of
investments                                  --       1,794,771        (740,619)   (118,015,006)
                                   ------------    ------------    ------------    ------------
Total                              $202,730,560    $152,966,466    $ 97,038,742    $463,478,331
                                   ============    ============    ============    ============
Net Assets:
Class A                            $198,662,366    $144,132,172    $ 79,811,042    $438,493,962
Class B                            $  4,068,194    $  8,834,294    $ 17,227,700    $ 24,984,369

Shares outstanding (Note 6):
Class A                             198,662,366      12,886,817       8,334,488     144,890,315
Class B                               4,068,194         790,295       1,798,928       8,292,328
Net asset value and
redemption price per share -
Class A                                   $1.00*         $11.18           $9.58           $3.03
                                         ======          ======          ======          ======
Maximum offering price per share -
Class A (Net asset value/.9375)**           N/A          $11.93          $10.22           $3.23
                                         ======          ======          ======          ======
Net asset value and offering
price per share - Class B
(Note 6)                                  $1.00          $11.18           $9.58           $3.01
                                         ======          ======          ======          ======

 * Also maximum offering price per share.

** On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements



Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2002
-----------------------------------------------------------------------------------------------
                                           CASH                      INVESTMENT
                                     MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------
Investment Income

Income:
Interest                             $2,567,186      $4,696,500      $2,986,808     $22,512,982
Dividends (Note 1F)                          --              --              --       1,170,721
                                   ------------    ------------    ------------    ------------
Total Income                          2,567,186       4,696,500       2,986,808      23,683,703
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           528,839         733,960         330,129       1,661,241
Distribution plan expenses -
Class A                                      --         174,206          90,794         641,284
Distribution plan expenses -
Class B                                  15,666          37,134          76,799         118,011
Shareholder servicing costs             295,998         157,855         108,154         538,067
Professional fees                        18,529          23,162          20,927          44,253
Reports to shareholders                  28,979          12,526           8,368          38,889
Custodian fees                           20,898          10,256           6,029          21,583
Other expenses                           39,697           9,860           7,581          43,279
                                   ------------    ------------    ------------    ------------
Total expenses                          948,606       1,158,959         648,781       3,106,607
Less: Expenses waived or
assumed                                 (76,484)       (318,208)       (105,643)             --
Custodian fees paid
indirectly                              (10,450)        (10,256)         (1,801)         (9,034)
                                   ------------    ------------    ------------    ------------
Net expenses                            861,672         830,495         541,337       3,097,573
                                   ------------    ------------    ------------    ------------
Net investment income                 1,705,514       3,866,005       2,445,471      20,586,130
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on Investments (Note 2):

Net realized loss on
investments                                  --         (72,670)       (160,012)    (25,359,222)

Net unrealized appreciation
(depreciation) of
investments                                  --      (2,931,066)     (2,978,174)     38,639,163
                                   ------------    ------------    ------------    ------------
Net gain (loss) on investments               --      (3,003,736)     (3,138,186)     13,279,941
                                   ------------    ------------    ------------    ------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations                           $1,705,514      $  862,269     $  (692,715)    $33,866,071
                                   ============    ============    ============    ============

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS
------------------------------------------------------------------------------------------------
                                          CASH MANAGEMENT                   GOVERNMENT
                                   ----------------------------    ----------------------------
                                     10/1/01 to      10/1/00 to      10/1/01 to     10/1/00 to
                                        3/31/02         9/30/01         3/31/02        9/30/01
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $ 1,705,514     $ 8,806,046     $ 3,866,005     $ 7,479,041
Net realized gain (loss) on
investments                                  --              --         (72,670)        315,997
Net unrealized appreciation
(depreciation)
of investments                               --              --      (2,931,066)      5,389,394
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations      1,705,514       8,806,046         862,269      13,184,432
                                   ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A      (1,686,981)     (8,700,064)     (3,733,726)     (7,381,919)
Net investment income - Class B         (18,533)       (105,982)       (171,093)       (199,583)
                                   ------------    ------------    ------------    ------------
Total dividends                      (1,705,514)     (8,806,046)     (3,904,819)     (7,581,502)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold           138,242,686     332,059,123      16,849,552      18,477,245
Reinvestment of dividends             2,119,570       8,868,011       3,586,364       6,073,032
Cost of shares redeemed            (145,721,225)   (319,046,671)    (10,533,574)    (16,562,715)
                                   ------------    ------------    ------------    ------------
                                     (5,358,969)     21,880,463       9,902,342       7,987,562
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             1,097,909       5,827,555       3,267,830       3,785,141
Reinvestment of dividends                23,797         100,674         181,635         168,364
Cost of shares redeemed              (1,327,544)     (3,244,200)       (624,007)       (840,118)
                                   ------------    ------------    ------------    ------------
                                       (205,838)      2,684,029       2,825,458       3,113,387
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                   (5,564,807)     24,564,492      12,727,800      11,100,949
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           (5,564,807)     24,564,492       9,685,250      16,703,879

Net Assets
Beginning of period                 208,295,367     183,730,875     143,281,216     126,577,337
                                   ------------    ------------    ------------    ------------
End of period+                     $202,730,560    $208,295,367    $152,966,466    $143,281,216
                                   ============    ============    ============    ============
+ Includes undistributed net
investment income (loss) of        $         --    $         --    $     58,197    $     97,011
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                138,242,686     332,059,123       1,490,293       1,644,025
Issued for dividends
reinvested                            2,119,570       8,868,011         316,510         543,923
Redeemed                           (145,721,225)   (319,046,671)       (931,943)     (1,482,381)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in Class A
shares outstanding                   (5,358,969)     21,880,463         874,860         705,567
                                   ============    ============    ============    ============
Class B:
Sold                                  1,097,909       5,827,555         288,680         335,940
Issued for dividends
reinvested                               23,797         100,674          16,049          15,067
Redeemed                             (1,327,544)     (3,244,200)        (55,022)        (74,956)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in Class B
shares outstanding                     (205,838)      2,684,029         249,707         276,051
                                   ============    ============    ============    ============


Statement of Changes in Net Assets (continued)
FIRST INVESTORS
--------------------------------------------------------------------------------------------------
                                            INVESTMENT GRADE                     INCOME
                                      ----------------------------    ----------------------------
                                        10/1/01 to      10/1/00 to      10/1/01 to      10/1/00 to
                                           3/31/02         9/30/01         3/31/02         9/30/01
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                  $ 2,445,471     $ 3,833,326    $ 20,586,130    $ 47,804,165
Net realized gain (loss) on
investments                               (160,012)       (108,970)    (25,359,222)    (23,095,097)
Net unrealized appreciation
(depreciation)
of investments                          (2,978,174)      2,499,813      38,639,163     (75,721,217)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations          (692,715)      6,224,169      33,866,071     (51,012,149)
                                      ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A         (2,192,636)     (3,350,816)    (18,916,673)    (49,420,898)
Net investment income - Class B           (408,620)       (573,815)       (952,853)     (2,277,502)
                                      ------------    ------------    ------------    ------------
Total dividends                         (2,601,256)     (3,924,631)    (19,869,526)    (51,698,400)
                                      ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold               22,990,083      20,259,220      17,565,944      38,648,138
Reinvestment of dividends                2,028,124       2,562,195      15,891,978      35,520,461
Cost of shares redeemed                 (7,168,566)     (6,884,415)    (26,644,101)    (59,324,972)
                                      ------------    ------------    ------------    ------------
                                        17,849,641      15,937,000       6,813,821      14,843,627
                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                4,888,839       5,725,710       2,437,142       6,996,676
Reinvestment of dividends                  394,008         442,030         610,296       1,220,342
Cost of shares redeemed                   (955,542)     (1,025,592)     (1,216,404)     (4,204,651)
                                      ------------    ------------    ------------    ------------
                                         4,327,305       5,142,148       1,831,034       4,012,367
                                      ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                      22,176,946      21,079,148       8,644,855      18,855,994
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                              18,882,975      23,378,686      22,641,400     (83,854,555)

Net Assets
Beginning of period                     78,155,767      54,777,081     440,836,931     524,691,486
                                      ------------    ------------    ------------    ------------
End of period+                         $97,038,742     $78,155,767    $463,478,331    $440,836,931
                                      ============    ============    ============    ============
+ Includes undistributed net
investment income (loss) of            $  (155,785)    $    45,077    $    716,604    $     49,816
                                      ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                     2,343,662       2,053,092       5,849,032      11,664,393
Issued for dividends
reinvested                                 206,491         261,672       5,318,363      10,608,739
Redeemed                                  (732,641)       (703,963)     (8,883,618)    (17,873,888)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class A
shares outstanding                       1,817,512       1,610,801       2,283,777       4,399,244
                                      ============    ============    ============    ============
Class B:
Sold                                       497,744         579,658         815,830       2,129,621
Issued for dividends
reinvested                                  40,110          45,074         204,965         366,863
Redeemed                                   (97,664)       (104,627)       (408,034)     (1,280,659)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Class B
shares outstanding                         440,190         520,105         612,761       1,215,825
                                      ============    ============    ============    ============

See notes to financial statements



Notes to Financial Statements

1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), and First Investors Fund For Income, Inc. ("Income Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors/Trustees.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2001, capital loss carryovers were as follows:

                                                      Year Capital Loss Carryovers Expire
               -----------------------------------------------------------------------------------------------------
Fund                 Total          2002        2003         2004         2005       2007        2008           2009
------         -----------   ----------- -----------  -----------  ----------- ----------  ----------    -----------
Government     $21,939,852   $18,573,783          --    $ 204,508           --         --   $1,017,364   $ 2,144,197
Investment
Grade            1,715,940            --          --           --           --         --           --     1,715,940
Income          25,092,687       390,105    $646,669    4,514,945   $3,055,280   $842,581    1,832,458    13,810,649


C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.


Notes to Financial Statements (continued)

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of Income Fund are recognized as dividend income and recorded at the market value of the shares received. During the six months ended March 31, 2002, Income Fund recognized $180,545 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. Bond discounts are accreted using the interest method. For the six months ending March 31, 2002, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $31,541 against custodian charges based on the uninvested cash balances of the Funds.

2. Security Transactions--For the six months ended March 31, 2002, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term U.S. Government obligations and short-term securities) were as follows:

                                                    Long-Term U.S.
                          Securities           Government Obligations
                 --------------------------   -------------------------
                      Cost of      Proceeds       Cost of      Proceeds
Fund                Purchases    from Sales     Purchases    from Sales
------           ------------   -----------   -----------   -----------
Government                 --            --   $57,886,295   $48,237,126
Investment Grade  $26,118,097   $ 3,932,296            --            --
Income             47,144,325    38,327,180            --            --


At March 31, 2002, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:
                                                                    Net
                                     Gross         Gross     Unrealized
                   Aggregate    Unrealized    Unrealized   Appreciation
Fund                    Cost  Appreciation  Depreciation  (Depreciation)
------          ------------  ------------  ------------  -------------
Government      $149,533,561   $ 2,267,100  $    532,390  $   1,734,710
Investment Grade  96,231,966     1,962,824     2,703,443       (740,619)
Income           570,402,371    14,776,604   132,791,610   (118,015,006)


3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2002, total directors/trustees fees accrued by the Funds amounted to $18,000.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived 40% of the 1% annual fee on the first $200 million of the Fund's average daily net assets for the six months ended March 31, 2002.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO waived 15% of the .75% annual fee on the first $300 million of the Fund's average daily net assets for the six months ended March 31, 2002.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $750 million.

For the six months ended March 31, 2002, total advisory fees accrued to FIMCO by the Funds were $3,254,169 of which $359,727 was waived. In addition, FIMCO assumed $140,608 of the Cash Management, Government and Investment Grade Funds expenses.


Notes to Financial Statements (continued)

For the six months ended March 31, 2002, FIC, as underwriter, received $1,796,241 in commissions from the sale of shares of the Funds after allowing $53,805 to other dealers. Shareholder servicing costs included $782,464 in transfer agent fees accrued to ADM and $156,418 in IRA custodian fees accrued to FIFSB. For the six months ended March 31, 2002, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund in the amount of $6,905. In addition, Class B shares are subject to distribution plan fees which are payable monthly to FIC at the annual rate of up to 1% of the Class B shares average daily net assets.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each of the other Funds is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annual basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2002, total distribution plan fees accrued to FIC by the Funds amounted to $1,153,894.

4. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2002, Investment Grade Fund held four 144A securities with an aggregate value of $3,976,664 representing 4.1% of the Fund's net assets and Income Fund held sixteen 144A securities with an aggregate value of $23,595,721 representing 5.1% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--At March 31, 2002, paid-in capital of the Cash Management Fund amounted to $202,730,560. The Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 5,000,000,000 shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized by both Government Fund and Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class
B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

7. Change in Accounting Principle--As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to October 1, 2001, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the restatement of beginning balances as of October 1, 2001 on the Income Fund and the Investment Grade Fund. Based on securities held on October 1, 2001, the Income Fund reduced the cost of securities by $1,930,715 and increased net unrealized gains and losses by a corresponding $1,930,715, and the Investment Grade Fund reduced the cost of securities by $230,941 and increased net unrealized gains and losses by a corresponding $230,941. Prior years have not been restated for this change in accounting principle. The effect of this change for the six months ended March 31, 2002 was as follows:

                                                                                       Decrease
                                                                         Increase        in the
                                                          Decrease         in Net  Ratio of Net
             Decrease       Increase        Increase        in Net   Realized and    Investment
               in Net         In Net          In Net    Investment     Unrealized     Income to
           Investment     Unrealized        Realized        Income          Gains       Average
Fund           Income  Gains (Losses)  Gains (Losses)    Per Share*     Per Share*   Net Assets*
------     ----------  -------------   -------------    ----------   ------------  ------------
Investment
Grade        $120,217       $114,355         $ 5,862         $0.01          $0.01         0.14%**
Income        233,673        156,321          77,352          0.00           0.00         0.05%**

 * Both Class A and Class B
** Annualized




Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                           Income from Investment Operations            from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1997(c)          $ 1.00       $.049           $ --       $.049       $.049        $ --          $.049
1998(c)            1.00        .048             --        .048        .048          --           .048
1999(b)            1.00        .032             --        .032        .032          --           .032
2000(d)            1.00        .054             --        .054        .054          --           .054
2001(d)            1.00        .050             --        .050        .050          --           .050
2002(e)            1.00        .008             --        .008        .008          --           .008

Class B
-------
1997(c)            1.00        .041             --        .041        .041          --           .041
1998(c)            1.00        .041             --        .041        .041          --           .041
1999(b)            1.00        .027             --        .027        .027          --           .027
2000(d)            1.00        .046             --        .046        .046          --           .046
2001(d)            1.00        .040             --        .040        .040          --           .040
2002(e)            1.00        .004             --        .004        .004          --           .004
-----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------
Class A
-------
1997(c)          $11.05       $ .69          $ .21       $ .90       $ .66        $ --          $ .66
1998(a)           11.29         .49            .18         .67         .47          --            .47
1999(d)           11.49         .63           (.58)        .05         .61          --            .61
2000(d)           10.93         .65            .02         .67         .66          --            .66
2001(d)           10.94         .64            .48        1.12         .65          --            .65
2002(e)           11.41         .30           (.23)        .07         .30          --            .30

Class B
-------
1997(c)           11.04         .61            .21         .82         .59          --            .59
1998(a)           11.27         .42            .19         .61         .40          --            .40
1999(d)           11.48         .54           (.57)       (.03)        .53          --            .53
2000(d)           10.92         .57            .02         .59         .58          --            .58
2001(d)           10.93         .55            .49        1.04         .56          --            .56
2002(e)           11.41         .26           (.23)        .03         .26          --            .26
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                         Assets++           Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total   Net Assets              Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1997(c)           $ 1.00      4.98         $140         .77        4.87        1.19        4.45          --
1998(c)             1.00      4.92          160         .80        5.00        1.14        4.66          --
1999(b)             1.00      3.29          158         .80+       4.33+       1.14+       3.99+         --
2000(d)             1.00      5.50          182         .80        5.36        1.08        5.08          --
2001(d)             1.00      4.63          204         .80        4.52         .99        4.33          --
2002(e)             1.00      0.81          199         .80+       1.62+        .88+       1.54+         --

Class B
-------
1997(c)             1.00      4.20           .3        1.52        4.12        1.94        3.70          --
1998(c)             1.00      4.14            1        1.55        4.25        1.89        3.91          --
1999(b)             1.00      2.72            2        1.55+       3.58+       1.89+       3.24+         --
2000(d)             1.00      4.72            2        1.55        4.61        1.83        4.33          --
2001(d)             1.00      3.85            4        1.55        3.77        1.74        3.58          --
2002(e)             1.00      0.44            4        1.55+        .87+       1.63+        .79+         --
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------
Class A
-------
1997(c)           $11.29      8.40         $170        1.34        6.16        1.64        5.86         134
1998(a)            11.49      6.03          161        1.28+       5.71+       1.62+       5.37+         62
1999(d)            10.93       .50          140        1.19        5.58        1.57        5.20          99
2000(d)            10.94      6.38          124        1.12        6.05        1.55        5.62          26
2001(d)            11.41     10.49          137        1.10        5.70        1.53        5.27          59
2002(e)            11.18       .63          144        1.10+       5.24+       1.52+       4.82+         19

Class B
-------
1997(c)            11.27      7.60            2        2.04        5.46        2.34        5.16         134
1998(a)            11.48      5.54            3        1.98+       5.01+       2.32+       4.67+         62
1999(d)            10.92      (.25)           3        1.93        4.84        2.31        4.46          99
2000(d)            10.93      5.56            3        1.87        5.30        2.30        4.87          26
2001(d)            11.41      9.77            6        1.85        4.95        2.28        4.52          59
2002(e)            11.18       .26            9        1.85+       4.49+       2.27+       4.07+         19
-----------------------------------------------------------------------------------------------------------


Financial Highlights
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                           Income from Investment Operations            from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1997(c)          $ 9.93       $ .62          $ .25       $ .87       $ .61       $ .03          $ .64
1998(a)           10.16         .46            .36         .82         .45          --            .45
1999(d)           10.53         .57           (.79)       (.22)        .58         .07            .65
2000(d)            9.66         .60           (.14)        .46         .58         .01            .59
2001(d)            9.53         .61            .41        1.02         .63          --            .63
2002(e)**          9.92         .28           (.32)       (.04)        .30          --            .30

Class B
-------
1997(c)            9.94         .55            .26         .81         .55         .03            .58
1998(a)           10.17         .41            .36         .77         .40          --            .40
1999(d)           10.54         .50           (.79)       (.29)        .51         .07            .58
2000(d)            9.67         .54           (.14)        .40         .52         .01            .53
2001(d)            9.54         .54            .41         .95         .56          --            .56
2002(e)**          9.93         .24           (.33)       (.09)        .26          --            .26
-----------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1997(c)           $4.29       $ .38          $ .14       $ .52       $ .38       $  --          $ .38
1998(a)            4.43         .29           (.26)        .03         .29          --            .29
1999(d)            4.17         .40           (.27)        .13         .38          --            .38
2000(d)            3.92         .35           (.26)        .09         .38          --            .38
2001(d)            3.63         .33           (.68)       (.35)        .35          --            .35
2002(e)**          2.93         .14            .09         .23         .13          --            .13

Class B
-------
1997(c)            4.28         .34            .15         .49         .35          --            .35
1998(a)            4.42         .26           (.26)         --         .26          --            .26
1999(d)            4.16         .37           (.27)        .10         .36          --            .36
2000(d)            3.90         .33           (.26)        .07         .36          --            .36
2001(d)            3.61         .31           (.67)       (.36)        .33          --            .33
2002(e)**          2.92         .13            .08         .21         .12          --            .12
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total   Net Assets              Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1997(c)           $10.16      9.14         $ 45        1.10        6.19        1.43        5.86          34
1998(a)            10.53      8.29           50        1.10+       6.02+       1.40+       5.72+         49
1999(d)             9.66     (2.21)          49        1.10        5.70        1.38        5.42          18
2000(d)             9.53      5.03           47        1.10        6.36        1.35        6.11          62
2001(d)             9.92     10.93           65        1.10        6.22        1.28        6.04          21
2002(e)**           9.58     (0.49)          80        1.10+       5.62+       1.34+       5.38+          5

Class B
-------
1997(c)            10.17      8.40            3        1.80        5.49        2.13        5.16          34
1998(a)            10.54      7.73            5        1.80+       5.32+       2.10+       5.02+         49
1999(d)             9.67     (2.90)           7        1.80        5.00        2.08        4.72          18
2000(d)             9.54      4.31            8        1.80        5.66        2.05        5.41          62
2001(d)             9.93     10.15           13        1.84        5.48        2.02        5.30          21
2002(e)**           9.58     (0.94)          17        1.85+       5.87+       2.09+       4.63+          5
-----------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1997(c)           $ 4.43     12.62         $439        1.15        8.63         N/A         N/A          45
1998(a)             4.17       .49          410        1.27+       8.68+        N/A         N/A          28
1999(d)             3.92      3.13          389        1.29        9.71         N/A         N/A          28
2000(d)             3.63      2.46          501        1.29        9.55         N/A         N/A          14
2001(d)             2.93    (10.20)         418        1.30        9.81         N/A         N/A          18
2002(e)**           3.03      8.05          438        1.32+       9.08+        N/A         N/A           9

Class B
-------
1997(c)             4.42     11.95            6        1.85        7.93         N/A         N/A          45
1998(a)             4.16      (.06)           9        1.97+       7.98+        N/A         N/A          28
1999(d)             3.90      2.29           14        1.99        9.01         N/A         N/A          28
2000(d)             3.61      1.81           23        1.99        8.85         N/A         N/A          14
2001(d)             2.92    (10.62)          22        2.00        9.11         N/A         N/A          18
2002(e)**           3.01      7.29           25        2.02+       8.38+        N/A         N/A           9
-----------------------------------------------------------------------------------------------------------

  * Calculated without sales charges
 ** See Note 7
  + Annualized
 ++ Net of expenses waived or assumed (Note 3)
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 1, 1999 to September 30, 1999.
(c) For the calendar year ended December 31.
(d) For the fiscal year ended September 30.
(e) For the period October 1, 2001 to March 31, 2002.


Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Government Fund, Investment Grade Fund (a series of First Investors Series Fund), and Fund For Income as of March 31, 2002, the related statement of operations, the statement of changes in net assets and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Government Fund, Investment Grade Fund, and Fund For Income at March 31, 2002, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
April 30, 2002


FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Directors/Trustees
----------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
----------------------
Kathryn S. Head
President

George V. Ganter
Vice President

Michael J. O'Keefe
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary


FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.